Consolidated Statements of Comprehensive Income (Loss) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012
Statement Of Income And Comprehensive Income [Abstract]
Net Income	$ 10,188	$ 6,506	$ 5,078
Other Comprehensive Income (Loss):
Realized gain on securities available for sale, net of income tax expense of: 2014 $(622); 2013 $(4,277); 2012 $(22)	(901)	(6,156)	(31)
Unrealized gain (loss) on securities available for sale arising during the period, net of deferred income tax expense (benefit) of: 2014 $3,235; 2013 $(13,886); 2012 $5,401	6,754	(22,776)	8,004
Net loss on securities transferred from available for sale to held to maturity, net of deferred income tax benefit of: 2014 $(404); 2013 $ -; 2012 $ -	(586)
Fair value adjustments on derivatives, net of deferred income tax (benefit) expense of: 2014 $(2,699); 2013 $1,269; 2012 $ -	(3,909)	1,838
Benefit plan adjustments, net of deferred income tax expense (benefit) of: 2014 346; 2013 $(443); 2012 $132	501	(641)	191
Total Other Comprehensive Income (Loss)	1,859	(27,735)	8,164
Total Comprehensive Income (Loss)	$ 12,047	$ (21,229)	$ 13,242